WARRANTS	12 Months Ended
Dec. 31, 2013
WARRANTS
WARRANTS

16. WARRANTS

In July 2011, the Company granted 500,000 warrants to one of the consultants to purchase 500,000 Class A ordinary shares of the Company in exchange for services provided. Compensation cost was recognized based upon the fair value on the grant date. See Note 17 for additional information. In 2012 the consultant joined in the company as senior management, therefore this amount was combined in share-based compensation.